UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	May 7, 2007

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	81

Form 13F Information Table Value Total:	$293937000
List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 com              88579Y101     5466    71514 SH       SOLE                    71514
AFLAC Inc.                     com              001055102      207     4400 SH       SOLE                     4400
AMBAC Financial                com              023139108     5606    64897 SH       SOLE                    64897
Abbott Laboratories            com              002824100      416     7450 SH       SOLE                     7450
Accenture Ltd Cl A             com              G1150G111     5574   144628 SH       SOLE                   144628
Adobe Systems Inc              com              00724F101     5626   134919 SH       SOLE                   134919
Allergan Inc.                  com              018490102     5297    47800 SH       SOLE                    47800
Altria Group Inc               com              02209S103      733     8350 SH       SOLE                     8350
Amer Intl Group                com              026874107     6570    97734 SH       SOLE                    97734
American Capital Strategies Lt com              024937104      348     7863 SH       SOLE                     7863
American Express               com              025816109     5883   104302 SH       SOLE                   104302
Amgen Inc.                     com              031162100     5176    92636 SH       SOLE                    92636
Anheuser-Busch                 com              035229103      505    10000 SH       SOLE                    10000
Archer Daniels-Midland Co.     com              039483102     6621   180414 SH       SOLE                   180414
Autodesk Inc                   com              052769106     4397   116944 SH       SOLE                   116944
Bank of America Corp           com              060505104     6779   132863 SH       SOLE                   132863
Bank of New York Inc           com              064057102      841    20740 SH       SOLE                    20740
Boeing                         com              097023105      930    10460 SH       SOLE                    10460
Caterpillar                    com              149123101     2548    38013 SH       SOLE                    38013
Cerner Corp                    com              156782104     6274   115216 SH       SOLE                   115216
ChevronTexaco Corp             com              166764100     7956   107568 SH       SOLE                   107568
Chubb Corp                     com              171232101      258     5000 SH       SOLE                     5000
Cisco Systems Inc              com              17275R102     5270   206409 SH       SOLE                   206409
Citigroup Inc                  com              172967101      229     4470 SH       SOLE                     4470
Coca Cola Co.                  com              191216100      562    11700 SH       SOLE                    11700
Comcast Corp Class A           com              20030N101     5861   225872 SH       SOLE                   225872
Comcast Corp Special Class A   com              20030N200      273    10725 SH       SOLE                    10725
ConocoPhillips                 com              20825C104     3299    48263 SH       SOLE                    48263
Cooper Industries Ltd          com              G24182100     5379   119568 SH       SOLE                   119568
EMC Corporation                com              268648102      159    11500 SH       SOLE                    11500
Emerson Electric               com              291011104      362     8400 SH       SOLE                     8400
Equitable Resources            com              294549100     6684   138333 SH       SOLE                   138333
Exxon Mobil Corp               com              30231G102      716     9485 SH       SOLE                     9485
General Electric               com              369604103     9314   263412 SH       SOLE                   263412
Gentex Corp                    com              371901109      189    11650 SH       SOLE                    11650
Goldman Sachs                  com              38141G104     5732    27740 SH       SOLE                    27740
Google Inc                     com              38259P508     2844     6207 SH       SOLE                     6207
Gorman-Rupp                    com              383082104      253     7908 SH       SOLE                     7908
ITT Industries Inc             com              450911102     5842    96857 SH       SOLE                    96857
Intel Corp                     com              458140100     4741   247815 SH       SOLE                   247815
International Game Technology  com              459902102     4809   119090 SH       SOLE                   119090
Kimberly Clark Corp.           com              494368103      407     5936 SH       SOLE                     5936
Loews Corp.                    com              540424108      436     9600 SH       SOLE                     9600
Merck & Co.                    com              589331107      499    11300 SH       SOLE                    11300
Microsoft                      com              594918104     6202   222549 SH       SOLE                   222549
Morgan Stanley                 com              617446448     6444    81818 SH       SOLE                    81818
NAVTEQ Corp                    com              63936l100     4794   138968 SH       SOLE                   138968
National Oilwell Varco Inc     com              637071101     5540    71219 SH       SOLE                    71219
Newfield Exploration Company   com              651290108     4840   116040 SH       SOLE                   116040
Nike Inc Class B               com              654106103     4825    45409 SH       SOLE                    45409
Paccar Inc                     com              693718108     1026    13975 SH       SOLE                    13975
Peabody Energy                 com              704549104     5141   127755 SH       SOLE                   127755
PepsiCo Inc.                   com              713448108     5711    89848 SH       SOLE                    89848
Pfizer Inc.                    com              717081103      292    11543 SH       SOLE                    11543
Procter & Gamble               com              742718109     6084    96334 SH       SOLE                    96334
Qualcomm Inc                   com              747525103     5168   121144 SH       SOLE                   121144
Rockwell Automation            com              773903109     5186    86626 SH       SOLE                    86626
S&P 500 Depository Receipt     com              78462F103     1012     7128 SH       SOLE                     7128
S&P Small-Cap 600 iShares Trus com              464287804      200     2947 SH       SOLE                     2947
SLM Corporation                com              78442P106     4978   121703 SH       SOLE                   121703
Safeco Corp.                   com              786429100      627     9440 SH       SOLE                     9440
Schlumberger Ltd.              com              806857108      453     6550 SH       SOLE                     6550
Starbucks Corporation          com              855244109     6149   196085 SH       SOLE                   196085
Texas Instruments              com              882508104     4391   145878 SH       SOLE                   145878
United Parcel Service  Cl B    com              911312106      468     6679 SH       SOLE                     6679
United Technologies            com              913017109     5710    87852 SH       SOLE                    87852
Varian Medical Sys             com              92220P105     6680   140077 SH       SOLE                   140077
Vodafone Group PLC             com              3742325         63    23887 SH       SOLE                    23887
Walgreen Co.                   com              931422109     5769   125711 SH       SOLE                   125711
Washington Mutual Inc          com              939322103      212     5250 SH       SOLE                     5250
America Movil - ADR Series L   ADR              02364w105     6129   128254 SH       SOLE                   128254
Glaxosmithkline PLC - ADR      ADR              37733W105      252     4552 SH       SOLE                     4552
Luxottica Group SPA - ADR      ADR              55068r202     5657   177614 SH       SOLE                   177614
Nestle SA ADR                  ADR              641069406     6098    62920 SH       SOLE                    62920
Novartis AG - ADR              ADR              66987V109     5285    96745 SH       SOLE                    96745
Roche Holdings AG Ltd - Spons  ADR              771195104     5061    57473 SH       SOLE                    57473
Telefonica SA - Spons ADR      ADR              879382208      505     7600 SH       SOLE                     7600
Teva Pharmaceutical            ADR              881624209     5938   158632 SH       SOLE                   158632
UBS AG                         ADR              H89231338     5383    90581 SH       SOLE                    90581
iShares MSCI Japan Index Fund  ADR              464286848     6570   450955 SH       SOLE                   450955
iShares TR MSCI EAFE Index Fun ADR              464287465     1221    16014 SH       SOLE                    16014